Available-For-Sale Marketable Securities (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Available-for-sale Securities [Abstract]
Interest receivable	$ 548	$ 537